FAIR VALUE MEASUREMENTS	12 Months Ended
Jan. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Our assets and liabilities measured at fair value on a recurring basis consisted of the following as of January 31, 2022 and 2021:

	January 31, 2022
	Fair Value Hierarchy Category
(in thousands)	Level 1	Level 2	Level 3
Assets:
Foreign currency forward contracts	$—	$140	$—
Total assets	$—	$140	$—
Liabilities:
Foreign currency forward contracts	$—	$801	$—
Total liabilities	$—	$801	$—

	January 31, 2021
	Fair Value Hierarchy Category
(in thousands)	Level 1	Level 2	Level 3
Assets:
Foreign currency forward contracts	$—	$998	$—
Total assets	$—	$998	$—
Liabilities:
Foreign currency forward contracts	$—	$678	$—
Contingent consideration - business combinations	—	—	2,923
Total liabilities	$—	$678	$2,923

The following table presents the changes in the estimated fair values of our liabilities for contingent consideration measured using significant unobservable inputs (Level 3) for the years ended January 31, 2022 and 2021:

	Year Ended January 31,
(in thousands)	2022	2021
Fair value measurement, beginning of year	$2,923	$11,509
Changes in fair values, recorded in operating expenses	(185)	(3,665)
Payments of contingent consideration	(2,738)	(4,921)
Fair value measurement at end of year	$—	$2,923

Our estimated liability for contingent consideration represents potential payments of additional consideration for business combinations, payable if certain defined performance goals are achieved. Changes in fair value of contingent consideration are recorded in the consolidated statements of operations within selling, general and administrative expenses.

There were no transfers between levels of the fair value measurement hierarchy during the years ended January 31, 2022 and 2021.

Fair Value Measurements

Foreign Currency Forward Contracts - The estimated fair value of foreign currency forward contracts is based on quotes received from the counterparties thereto. These quotes are reviewed for reasonableness by discounting the future estimated cash flows under the contracts, considering the terms and maturities of the contracts and market foreign currency exchange rates using readily observable market prices for similar contracts.

Contingent Consideration Asset or Liability—Business Combinations - The fair value of the contingent consideration related to business combinations is estimated using a probability-adjusted discounted cash flow model. These fair value measurements are based on significant inputs not observable in the market. The key internally developed assumptions used in these models are discount rates and the probabilities assigned to the milestones to be achieved. We remeasure the fair value of the contingent consideration at each reporting period, and any changes in fair value resulting from either the passage of time or events occurring after the acquisition date, such as changes in discount rates, or in the expectations of achieving the performance targets, are recorded within selling, general, and administrative expenses. Increases or decreases in discount rates would have inverse impacts on the related fair value measurements, while favorable or unfavorable changes in expectations of achieving performance targets would result in corresponding increases or decreases in the related fair value measurements. We utilized a discount rate of 0.4% in our calculations of the estimated fair values of our contingent consideration liabilities as of January 31, 2021. All of our outstanding contingent consideration liabilities were fully settled during the year ended January 31, 2022.

Other Financial Instruments
The carrying amounts of accounts receivable, short-term investments, contract assets, accounts payable, and accrued liabilities and other current liabilities approximate fair value due to their short maturities.

Assets and Liabilities Not Measured at Fair Value on a Recurring Basis

In addition to assets and liabilities that are measured at fair value on a recurring basis, we also measure certain assets and liabilities at fair value on a nonrecurring basis. Our non-financial assets, including goodwill, intangible assets, operating lease ROU assets, and property, plant and equipment, are measured at fair value when there is an indication of impairment and the carrying amount exceeds the asset’s fair value. These assets are recorded at fair value only when an impairment charge is recognized. Further details regarding our regular impairment reviews appear in Note 2, “Summary of Significant Accounting Policies”.
The carrying amount of our noncontrolling investments in privately-held companies without readily determinable fair values was $5.2 million and $4.7 million, of which $4.4 million and $4.0 million was remeasured to fair value based on an observable transaction during the years ended January 31, 2022 and 2021, respectively. These investments are included within other assets on the consolidated balance sheets. An unrealized gain of $0.7 million and $3.2 million, which adjusted the carrying value of a noncontrolling investment, and a realized gain of $0.1 million and $0.6 million upon the receipt of proceeds related to the partial sale of the same equity investment were recorded in other income (expense), net on the consolidated statements of operations for the years ended January 31, 2022 and 2021, respectively. We did not recognize any impairments or other adjustments during the years ended January 31, 2022 and 2021.